CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Current assets	€ 42,748	€ 28,137
Cash and cash equivalents	7,027	5,324
Financial assets	18,522	5,351
Trade receivables	6,107	4,680
Inventories	9,482	11,394
Income tax receivables	23	31
Other assets	1,587	1,357
Non-current assets
Non-current assets	24,711	25,090
Financial assets	4	5
Intangible assets	878	1,143
Property, plant and equipment	23,719	23,774
Investments in joint venture		27
Other assets	110	141
Total assets	67,459	53,227
Current liabilities
Current liabilities	21,716	26,215
Trade payables	2,594	1,956
Contract liabilities	2,132	2,911
Financial liabilities	14,882	19,770
Other liabilities and provisions	2,108	1,578
Non-current liabilities
Non-current liabilities	13,256	7,371
Contract liabilities	231
Deferred tax liabilities	87	52
Financial liabilities	12,938	7,314
Other liabilities and provisions		5
Equity
Equity	32,487	19,641
Subscribed capital	7,027	4,836
Capital reserves	110,264	88,748
Accumulated deficit	(85,974)	(75,463)
Accumulated other comprehensive income	1,400	1,675
Equity attributable to the owners of the company	32,717	19,796
Non-controlling interests	(230)	(155)
Total equity and liabilities	€ 67,459	€ 53,227